Pay vs Performance Disclosure - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Net Income (Loss)	$ 159,944	$ (1,225,912)	$ (1,151,489)	$ (2,262,242)	$ (7,027,410)	$ (11,507,947)